Income tax and social contribution (Details 2) $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
IfrsStatementLineItems [Line Items]
Deferred tax liability beginning balance	$ 19,230
Deferred tax expense (income) recognised in profit or loss	(15,475)
Deferred tax relating to items credited (charged) directly to equity	2,413
Deferred tax liability ending balance	6,168
Pre Operational Expenses [Member]
IfrsStatementLineItems [Line Items]
Deferred tax liability beginning balance	2,490
Deferred tax expense (income) recognised in profit or loss	(729)
Deferred tax relating to items credited (charged) directly to equity
Deferred tax liability ending balance	1,761
Unused tax losses [member]
IfrsStatementLineItems [Line Items]
Deferred tax liability beginning balance	8,165
Deferred tax expense (income) recognised in profit or loss	(8,530)
Deferred tax relating to items credited (charged) directly to equity	365
Deferred tax liability ending balance
Unrealised foreign exchange gains (losses) [member]
IfrsStatementLineItems [Line Items]
Deferred tax liability beginning balance	8,364
Deferred tax expense (income) recognised in profit or loss	(6,219)
Deferred tax relating to items credited (charged) directly to equity
Deferred tax liability ending balance	2,145
Leasing Arrangements [Member]
IfrsStatementLineItems [Line Items]
Deferred tax liability beginning balance	(14)
Deferred tax expense (income) recognised in profit or loss	(26)
Deferred tax relating to items credited (charged) directly to equity
Deferred tax liability ending balance	(40)
Taxes Installment Program [Member]
IfrsStatementLineItems [Line Items]
Deferred tax liability beginning balance	1,365
Deferred tax expense (income) recognised in profit or loss	384
Deferred tax relating to items credited (charged) directly to equity
Deferred tax liability ending balance	1,749
Commission Provision [Member]
IfrsStatementLineItems [Line Items]
Deferred tax liability beginning balance	435
Deferred tax expense (income) recognised in profit or loss	(382)
Deferred tax relating to items credited (charged) directly to equity
Deferred tax liability ending balance	53
Reversal Of Present Value Adjustment [Member]
IfrsStatementLineItems [Line Items]
Deferred tax liability beginning balance
Deferred tax expense (income) recognised in profit or loss	82
Deferred tax relating to items credited (charged) directly to equity
Deferred tax liability ending balance	82
Financial Result Swap Transactions [Member]
IfrsStatementLineItems [Line Items]
Deferred tax liability beginning balance	168
Deferred tax expense (income) recognised in profit or loss	(2)
Deferred tax relating to items credited (charged) directly to equity
Deferred tax liability ending balance	166
Other temporary differences [member]
IfrsStatementLineItems [Line Items]
Deferred tax liability beginning balance
Deferred tax expense (income) recognised in profit or loss	(53)
Deferred tax relating to items credited (charged) directly to equity
Deferred tax liability ending balance	(53)
Foreign Currency Translation Adjustment Of Subsidiaries [Member]
IfrsStatementLineItems [Line Items]
Deferred tax liability beginning balance	(1,743)
Deferred tax expense (income) recognised in profit or loss
Deferred tax relating to items credited (charged) directly to equity	2,048
Deferred tax liability ending balance	$ 305